Financial risk management - Summary of estimations of the present value of the future cash flows that are expected to be paid (Detail) - Liquidity risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	S/ 27,199,827	S/ 25,455,177
Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	25,520,426	24,108,710
Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(134,097)	(68,278)
Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	1,813,498	1,414,745
Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	906,975	899,642
Less than 1 year [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	828,869	849,238
Less than 1 year [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(20,594)	(27,849)
Less than 1 year [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	98,700	78,253
From 1 to 2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	799,155	743,937
From 1 to 2 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	662,883	660,864
From 1 to 2 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(1,034)	(577)
From 1 to 2 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	137,306	83,650
From 2 to 3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	854,314	835,009
From 2 to 3 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	701,260	717,179
From 2 to 3 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(1,075)	(589)
From 2 to 3 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	154,129	118,419
From 3 to 4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	906,566	884,953
From 3 to 4 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	742,760	751,224
From 3 to 4 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(1,117)	(608)
From 3 to 4 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	164,923	134,337
From 4 to 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	1,051,716	921,965
From 4 to 5 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	787,041	781,239
From 4 to 5 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(1,157)	(626)
From 4 to 5 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	265,832	141,352
More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	22,681,101	21,169,671
More than 5 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	21,797,613	20,348,966
More than 5 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(109,120)	(38,029)
More than 5 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	S/ 992,608	S/ 858,734